Schedule of gross trade receivables from third parties (Details) - Third Parties [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross trade receivable	R$ 2,690,369	R$ 2,974,524
Current [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	2,255,200	2,537,567
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	164,019	222,972
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	67,822	17,915
Later than three months [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	R$ 203,328	R$ 196,070